Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	18,500,000	18,500,000
Common stock shares outstanding	18,500,000	18,500,000
Common Stock Other Than B Shares [Member]
Common stock par or stated value per share		$ 0.01
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock shares issued	201,853,695	193,585,625
Common stock shares outstanding	201,853,695	193,585,625